Inventories (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories
Total	¥ 19,449	$ 2,676	¥ 22,458
Gross carrying amount
Inventories
Work in progress	6,514		4,798
Finished goods	22,353		29,503
Allowance for inventory loss
Inventories
Total	¥ (9,418)		¥ (11,843)